Tax Status	12 Months Ended
Dec. 31, 2025
EBP 007
Tax Status
Tax Status	Tax Status
The Company has received a favorable determination letter from the Internal Revenue Service (IRS), dated October 3, 2017, stating the Plan is designed in accordance with the applicable sections of the Internal Revenue Code (the Code) and is therefore exempt from federal income taxes under provisions of Section 501(a). While the Plan has been amended since receiving the determination letter, the Company believes the Plan is currently designed and being operated in compliance with the applicable requirements of the Code. Therefore, no provision for income taxes has been included in the Plan’s financial statements.
GAAP requires the Company to evaluate tax positions taken. The effects of an uncertain tax position are recognized in the financial statements when the position is more likely than not, based on the technical merits, to be sustained upon examination by the IRS. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress.